Investments and Advances to Equity Method Investments (Details) - Schedule of Related Party Balances of FCG, Sierra Parima and PDP - USD ($) $ in Thousands		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FCG [Member]
Investments and Advances to Equity Method Investments (Details) - Schedule of Related Party Balances of FCG, Sierra Parima and PDP [Line Items]
Assets		$ 2,420	$ 7,503
Liabilities		3,914	3,384
PDP [Member]
Investments and Advances to Equity Method Investments (Details) - Schedule of Related Party Balances of FCG, Sierra Parima and PDP [Line Items]
Assets		946	2,288	$ 2,050
Liabilities		$ 1,867	1,685	1,803
Sierra Parima [Member]
Investments and Advances to Equity Method Investments (Details) - Schedule of Related Party Balances of FCG, Sierra Parima and PDP [Line Items]
Assets	[1]		2,230	2,690
Liabilities	[1]		$ 57,438	$ 43,575

[1]	Sierra Parima accounts for advances from the Company as liabilities. The Company accounts for advances to Sierra Parima as investments and classified within advances to equity method investments